Employee Benefits - Fair Value of Pension Plan Assets by Asset Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	$ 638.9	$ 559.7
Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	11.9	11.1
Equity Securities [Member] | US Large Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	158.9	121.0
Equity Securities [Member] | US Small/Mid Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	62.6	45.4
Equity Securities [Member] | Canadian Large Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	5.7	6.4
Equity Securities [Member] | Canadian Small Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	1.4	1.6
Equity Securities [Member] | Other International Companies [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	218.8	183.1
Fixed Income Securities [Member] | Investment Grade Debt [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	118.8	122.7
Other Investments [Member] | Commodity funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	1.4	1.5
Other Investments [Member] | Multi-strategy funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	28.6	26.7
Other Investments [Member] | Private equity funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	12.7	22.5
Real estate [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	18.1	17.7
Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	11.9	11.1
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	11.9	11.1
Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	585.1	498.7
Level 2 [Member] | Equity Securities [Member] | US Large Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	158.9	121.0
Level 2 [Member] | Equity Securities [Member] | US Small/Mid Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	62.6	45.4
Level 2 [Member] | Equity Securities [Member] | Canadian Large Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	5.7	6.4
Level 2 [Member] | Equity Securities [Member] | Canadian Small Cap [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	1.4	1.6
Level 2 [Member] | Equity Securities [Member] | Other International Companies [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	218.8	183.1
Level 2 [Member] | Fixed Income Securities [Member] | Investment Grade Debt [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	118.8	122.7
Level 2 [Member] | Other Investments [Member] | Commodity funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	1.4	1.5
Level 2 [Member] | Real estate [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	17.5	17.0
Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	41.9	49.9	33.5	41.3
Level 3 [Member] | Other Investments [Member] | Multi-strategy funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	28.6	26.7
Level 3 [Member] | Other Investments [Member] | Private equity funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	12.7	22.5
Level 3 [Member] | Real estate [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, fair value of plan assets	$ 0.6	$ 0.7